Revolving Credit Facilities and Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Revolving Credit Facilities and Long-Term Debt
Schedule of aggregate contractual maturities for the Company's line of credit and long-term debt

Aggregate contractual maturities for the Company’s line of credit and long-term debt as of December 27, 2014 are as follows (in thousands):

Fiscal year

2015	$120
2016	480
2017	480
2018	480
2019	32,523
Thereafter	45,408
Total	$79,491

Aggregate contractual maturities for the Company's line of credit and long-term debt as of March 29, 2014 are as follows (in thousands):

Fiscal year

2015	$1,000
2016	1,000
2017	1,000
2018	1,000
2019	29,624
Thereafter	94,500

Total	$128,124